Stockholders' Deficit and Redeemable Convertible Series B and Series C Preferred Stock (Detail Textuals)		1 Months Ended																				3 Months Ended						9 Months Ended		12 Months Ended
	May 03, 2017 USD ($) $ / shares shares	Mar. 31, 2017 $ / shares shares	Feb. 28, 2017 USD ($) $ / shares shares	Jan. 30, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 29, 2016 $ / shares shares	Nov. 30, 2016 USD ($) $ / shares shares	Oct. 31, 2016 USD ($) $ / shares shares	Mar. 31, 2016 $ / shares shares	Dec. 31, 2015 $ / shares shares	Aug. 31, 2015 USD ($) $ / shares shares	Aug. 21, 2015 USD ($) $ / shares shares	Jul. 31, 2015 USD ($) shares	Jun. 30, 2015 USD ($) $ / shares shares	May 31, 2015 $ / shares shares	Apr. 30, 2015 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) $ / shares shares	Jan. 31, 2015 USD ($) $ / shares shares	Oct. 31, 2014 Investor shares	Jun. 30, 2014 USD ($) $ / shares shares	Jul. 17, 2012 USD ($) Investor $ / shares shares	Sep. 30, 2017 USD ($) $ / shares shares	Mar. 31, 2017 $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Sep. 30, 2016 USD ($)	Mar. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($)	Sep. 30, 2017 USD ($) $ / shares shares	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares	Jan. 31, 2017 USD ($) $ / shares shares	May 25, 2016 USD ($) shares	Nov. 30, 2015 $ / shares shares	Aug. 20, 2015 $ / shares	Aug. 31, 2014 USD ($) $ / shares shares
Equity [Line Items]
Number of shares issued for services		605,000																	1,110,000
Research and Development Expense | $																						$ 88,550			$ 80,525			$ 241,302	$ 675,840	$ 939,040	$ 576,093
General and administrative expense | $																						$ 673,080			$ 775,623		$ 466,200	$ 2,631,408	$ 2,882,682	3,531,540	3,741,017
Amortization of warrant service cost | $																														5,145	$ 80,805
Amortized general and administrative expense | $																														$ 12,194
Fair market value of common stock issued recorded as prepaid expense | $																										$ 168,000
Number of shares issued to group of private investors																	24,000	241,663
Par value of common stock issued (in dollars per share) | $ / shares		$ 0.001			$ 0.001					$ 0.001							$ 0.001	$ 0.001				$ 0.001	$ 0.001	$ 0.001		$ 0.001		$ 0.001		$ 0.001	$ 0.001
Value of shares issued to group of private investors | $																		$ 724,989
Number of individual investor | Investor																			18
Preferred stock, shares authorized					20,000,000																	20,000,000		20,000,000				20,000,000		20,000,000
Preferred stock, par value (in dollars per share) | $ / shares					$ 0.001																			$ 0.001						$ 0.001
Beneficial conversion feature upon issuanceof Series C Preferred Stock | $																														$ 325,000
Series A Preferred stock
Equity [Line Items]
Number of shares issued to group of private investors													180,000		150,000	250,000
Preferred stock, par value (in dollars per share) | $ / shares																$ 0.001
Minimum equity financing under down-round protection feature | $													$ 286,000			$ 1,000,000														$ 1,000,000
Maximum common stock issuance price per share (in dollars per share) | $ / shares					2.50											$ 2.50								$ 2.50						$ 2.50
Conversion price | $ / shares											$ 2.50
Number of shares converted											580,000	580,000
Number of shares issued in conversion											1,812,500
Proceeds from issuance of preferred stock and warrants | $											$ 5,000,000
Shares issued, price per share (in dollars per share) | $ / shares												$ 2.50
Series B Preferred Stock
Equity [Line Items]
Number of preferred stock and warrants sold											5,000
Preferred stock, par value (in dollars per share) | $ / shares											$ 1,000
Maximum common stock issuance price per share (in dollars per share) | $ / shares											1,000
Conversion price | $ / shares					$ 0.25	$ 0.25		$ 0.40	$ 0.80	$ 0.80	$ 0.25											$ 0.25						$ 0.25		$ 0.25
Number of shares converted									8	500	13,165,500											84		461				739,625		4,031
Number of shares issued in conversion									10,000	625,000	1,812,500											336,000		1,152,500				2,958,500		16,124,000
Proceeds from issuance of preferred stock and warrants | $											$ 5,000,000	$ 5,000,000
Preferred stock, redemption terms											(A) 115% of the conversion amount and (B) the product of (1) the conversion rate in effect at such time and (2) the greatest closing sale price of the Common Stock during the period beginning on the date immediately preceding such triggering event and ending on the date such holder delivers the notice of redemption.
Preferred stock, conversion rate										1,250:1												4,000:1		2,500:1				4,000:1
Liquidation preference value | $					$ 4,000,000						$ 4,500,000													$ 4,000,000						$ 4,000,000
Aggregate purchase price | $ / shares											$ 1,000
Percentage of conversion amount											115.00%
Value of final judgment rendered against company | $											$ 100,000
Shares issued, price per share (in dollars per share) | $ / shares												$ 0.80																							$ 0.80
Series C Preferred Stock
Equity [Line Items]
Warrant exercise price (in dollars per share) | $ / shares								$ 0.40
Number of preferred stock and warrants sold								500
Effective price per share | $ / shares					$ 0.40																			$ 0.40						$ 0.40
Preferred stock, par value (in dollars per share) | $ / shares								$ 1,000
Conversion price | $ / shares					$ 0.40	$ 0.25		$ 0.40															$ 0.25
Number of shares converted					39	75		1,250,000															386	461
Number of shares issued in conversion					97,500	300,000																	1,544,000	1,152,500
Proceeds from issuance of preferred stock and warrants | $								$ 500,000
Preferred stock, conversion rate																							4,000:1
Preferred stock, participation rights								For a twelve month period from the date of the financing, the Series C investors will have the right to participate in subsequent financings up to fifty percent of such financing.
Beneficial conversion feature upon issuanceof Series C Preferred Stock | $								$ 325,000
Aggregate purchase price | $ / shares								$ 1,000
Number of common stock issued upon conversion of preferred stock								2,500
Liquidation provision common stock equivalent shares								1,250,000
Series C Preferred Stock | Issuance One
Equity [Line Items]
Conversion price | $ / shares					$ 0.40
Number of shares converted					39
Number of shares issued in conversion					97,500
Series C Preferred Stock | Issuance Two
Equity [Line Items]
Number of shares converted					75
Number of shares issued in conversion					300,000
Series B And C Preferred Stock
Equity [Line Items]
Conversion price | $ / shares					$ 0.25
Series D Preferred Stock
Equity [Line Items]
Warrant exercise price (in dollars per share) | $ / shares					$ 0.25	$ 0.25																		$ 0.25						$ 0.25
Number of preferred stock and warrants sold				1,200
Conversion price | $ / shares				$ 0.25																		$ 0.25						$ 0.25
Number of shares converted																						506						1,000
Number of shares issued in conversion																						2,024,000						4,000,000
Proceeds from issuance of preferred stock and warrants | $				$ 1,200,000
Preferred stock, conversion rate																						4,000:1						4,000:1
Beneficial conversion feature upon issuanceof Series C Preferred Stock | $				$ 536,000				$ 175,000
Aggregate purchase price | $ / shares				$ 1,000
Number of common stock issued upon conversion of preferred stock				4,000
Liquidation provision common stock equivalent shares				800,000
Liquidation provision common stock equivalent value | $				$ 200,000
Series E Preferred Stock | Securities purchase agreement
Equity [Line Items]
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.001
Shares issued, price per share (in dollars per share)	1,000,000
Shares issued, price per share (in dollars per share) | $ / shares	$ 20.00
Gross proceeds received | $	$ 20,000,000
Technology license agreement
Equity [Line Items]
Number of shares issued for services								100,000
Research and Development Expense | $								$ 50,000
Founders and Board member
Equity [Line Items]
Number of shares issued for services																					7,770,000
Value of shares exchanged for services | $																					$ 1,000
Warrants
Equity [Line Items]
Number of shares called by warrants			125,000				40,000				6,250,000			10,000			90,000				3,000,000					90,000							60,000	120,000		2,200,000
Warrant exercise price (in dollars per share) | $ / shares			$ 0.41				$ 1.15				$ 1.15			$ 5.00	$ 1.15		$ 2.50				$ 1.00					$ 2.50								$ 1.15
Term of warrant			10 years				10 years				5 years			5 years	5 years		5 years
Number of advisors | Investor																					2
Value of common stock called by warrants | $			$ 30,000				$ 18,400							$ 14,700			$ 85,950									$ 85,950							$ 42,000			$ 1,100,000
Amortization of warrant service cost | $																														$ 34,200	$ 7,800
Number of shares issued to group of private investors													36,000		30,000
Value of warrants issued | $											$ 1,000					$ 625,000
Warrants | Issuance One
Equity [Line Items]
Number of shares called by warrants																100,000
Warrant exercise price (in dollars per share) | $ / shares																$ 5.00
Term of warrant																10 years
Value of common stock called by warrants | $																$ 326,000
Warrants | Issuance Two
Equity [Line Items]
Number of shares called by warrants																6,000
Warrant exercise price (in dollars per share) | $ / shares																$ 2.50
Value of common stock called by warrants | $																$ 10,000
Warrants | Series A Preferred stock
Equity [Line Items]
Number of shares called by warrants													36,000		30,000	50,000
Warrant exercise price (in dollars per share) | $ / shares																$ 5.00
Term of warrant																5 years
Warrants | Series B Preferred Stock | Issuance One
Equity [Line Items]
Number of shares called by warrants											6,250,000
Warrants | Series B Preferred Stock | Issuance Two
Equity [Line Items]
Number of shares called by warrants											187,500
Warrant exercise price (in dollars per share) | $ / shares											$ 1.15
Value of common stock called by warrants | $											$ 86,250
Warrants | Series C Preferred Stock
Equity [Line Items]
Number of shares called by warrants							125,000
Warrant exercise price (in dollars per share) | $ / shares							$ 0.40
Term of warrant							5 years
Value of common stock called by warrants | $							$ 37,500
Warrants | Series D Preferred Stock
Equity [Line Items]
Number of shares called by warrants																																480,000
Warrant exercise price (in dollars per share) | $ / shares																																$ 0.25
Value of common stock called by warrants | $																																$ 115,200
Warrants | Stock Purchase Agreement June 2014
Equity [Line Items]
Number of shares called by warrants																				450,000																550,000
Warrant exercise price (in dollars per share) | $ / shares																				$ 1.00																$ 1.00
Value of common stock called by warrants | $																				$ 85,500																$ 104,500
Number of shares issued to group of private investors																				1,800,000
Value of shares issued to group of private investors | $																				$ 900,000
Common Stock
Equity [Line Items]
Conversion price | $ / shares								$ 0.40			$ 0.80	$ 0.80
Number of shares converted								2,500			1,250